Income Taxes - Schedule of Deferred Taxes (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 07, 2022
Deferred tax assets:
Lease liabilities	$ 6,900,691
Inventory write down	249,367
Net operating losses	245,205
Total deferred tax assets	7,395,263
Less: valuation allowance	(474,982)
Total deferred tax assets, net of valuation allowance	6,920,281
Deferred tax liabilities:
Right of use assets	(6,920,281)
Net deferred tax assets